Other liabilities (Tables)	12 Months Ended
Mar. 31, 2021
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Disclosure Of Detailed Information About Other Liabilities Explanatory

	As at March 31,
	2020		2021
Non-current
Employee benefits obligations	₹	3,767	₹	3,055
Others		3,770		4,780

	₹	7,537	₹	7,835
Current
Statutory and other liabilities	₹	4,919	₹	9,266
Employee benefits obligations		12,356		14,401
Advance from customers		1,464		362
Others		515		523

	₹	19,254	₹	24,552

	₹	26,791	₹	32,387